10-K Employee Benefit Plans - Expected benefit payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Other postretirement benefits
Expected Medicare Part D Subsidy
2023	$ 8
2024	7
2025	6
2026	5
2027	5
2028-2032	16
Qualified plan | Pension benefits
Pension and Other Postretirement Benefits
2023	2,876
2024	2,782
2025	2,759
2026	2,725
2027	2,667
2028-2032	12,410
Nonqualified Plan
Pension and Other Postretirement Benefits
2023	1,573
2024	1,621
2025	1,727
2026	1,763
2027	1,653
2028-2032	6,343
Nonqualified Plan | Other postretirement benefits
Pension and Other Postretirement Benefits
2023	738
2024	902
2025	1,023
2026	1,169
2027	1,240
2028-2032	$ 1,685